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                               THE UBS FUNDS

                 Supplement to Prospectus dated October 28, 2003


                                                          January 14, 2004

Dear Investor,

     The following supplements information contained in the Prospectus section titled "Managing Your Fund Account":

     THE FIRST SENTENCE UNDER THE SUB-HEADING "CLASS Y SHARES" IS DELETED AND REPLACED BY THE FOLLOWING:

     Shareholders pay no front-end sales charges on Class Y shares. However, as principal underwriter of the Funds, UBS Global AM makes ongoing payments out of its own resources, in an amount up to 25% of the net management fee, to affiliated and unaffiliated dealers that sell Class Y shares of the Funds. The net management fee is the contractual management fee less any management fee waivers.

     THE LAST PARAGRAPH OF THE SUB-SECTION TITLED "THROUGH FINANCIAL INSTITUTIONS/PROFESSIONALS" IS DELETED AND REPLACED BY THE FOLLOWING:

ADDITIONAL COMPENSATION TO AFFILIATED DEALER

     UBS Global AM pays its affiliate, UBS Financial Services Inc., the following additional compensation in connection with the sale of Fund shares:

        - 0.05% of the value (at the time of sale) of all shares of a Fund sold through UBS Financial Services Inc.

        - a monthly retention fee at the annual rate of 0.10% of the value of shares of a Fund that are held in a UBS Financial Services Inc. account at month-end.

     The foregoing payments are made by UBS Global AM out of its own resources.

                                                               Item No. ZS-237
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                                  THE UBS FUNDS

                Supplement to Statement of Additional Information
                             dated October 28, 2003


                                                                January 14, 2004


Dear Investor,

     The section titled "REDUCED SALES CHARGES, ADDITIONAL PURCHASE, EXCHANGE AND REDEMPTION INFORMATION AND OTHER SERVICES - SALES BY AFFILIATES" in the Statement of Additional Information is hereby removed in its entirety.


                                                                Item No. ZS-238